UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number   (811-07168)
                                                     -----------

                              HENNESSY FUNDS TRUST
                              --------------------
               (Exact name of registrant as specified in charter)

                         7250 REDWOOD BLVD., SUITE 200
                         -----------------------------
                                NOVATO, CA 94945
                                ----------------
              (Address of principal executive offices) (Zip code)

                                NEIL J. HENNESSY
                                ----------------
                            HENNESSY ADVISORS, INC.
                            -----------------------
                         7250 REDWOOD BLVD., SUITE 200
                         -----------------------------
                                NOVATO, CA 94945
                                ----------------
                    (Name and address of agent for service)

                                  800-966-4354
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
                         -------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                 HENNESSY FUNDS

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2005

                  HENNESSY CORNERSTONE GROWTH FUND, SERIES II
                               FUND SYMBOL: HENLX

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

CONTENTS

Letter to shareholders                                                       1
Summary of investments                                                       3
Financial statements
   Statement of assets and liabilities                                       7
   Statement of operations                                                   8
   Statements of changes in net assets                                       9
   Financial highlights                                                     10
Notes to the financial statements                                           12
Expense example                                                             16
Proxy voting policy                                                         17

LETTER TO SHAREHOLDERS


                                                                  February, 2006

DEAR HENNESSY CORNERSTONE GROWTH FUND, SERIES II SHAREHOLDER:

We continue to experience a volatile market environment, and the past six months have certainly been no exception. During that period, the price of oil bounced between $56 and $70 per barrel, and the Federal Reserve increased short-term interest rates four times. However, while interest rates and inflation have increased during the past six months, we are still experiencing relatively low interest rates, currently at 4.25%, and core inflation (net of food and energy costs) at 2.2%. In my opinion, these levels are in no way cause for alarm, yet there continue to be naysayers who look at the current economic indicators and predict doom and gloom. These market bears point to recent events, such as terrorism and the hurricanes in the Gulf, and say that the economy is not showing signs of growth. I believe that such a negative view of the economy just instills a sense of fear among investors. Even these difficult events have not been able to take the market down, and the major indices did post modest gains for the six-month period.

   I continue to be a market bull, seeing generally positive economic indicators across the board. Companies have become leaner, meaning that any increase in revenue is falling to the bottom line in the form of higher profits. With increased earnings, companies are increasing capital expenditures, returning dividends to the shareholders or buying back stock, all of which benefit shareholders. In the coming year I see a good environment for business, and I anticipate an increase in corporate earnings in the 10-15% range, which translates to strong market performance over time.

   We are pleased with the performance of the Hennessy Cornerstone Growth Fund, Series II and are happy to report its results for the first six months under our management.*<F1> For the period 7/1 through 12/31/05, the Fund outperformed its benchmark indices; the Hennessy Cornerstone Growth Fund, Series II returned 6.35%, versus the S&P 500 Index at 5.48% and the Russell 2000 Index at 5.32%. For the six months ending December 31, 2005, the energy sector continued to produce strong returns. Energy stocks in the portfolio, such as Holly Corp., Frontier Oil, Lufkin Industries, NS Group, Stolt Offshore and Valero each returned between 27% and 39% for the six-month period. However, Transmontaigne, directly affected by the Gulf hurricanes, lost 37% during the same period. Construction companies such as JLG Industries (+66%) and Shaw Group (+35%) posted strong gains, while homebuilders, such as Hovnanian Enterprises (-24%), Meritage Homes (-21%), KB Homes (-5%) and Ryland Group (-5%) struggled during the six-month period ending December 31, 2005. Retail stocks in the portfolio were mixed, with some companies performing strongly, while others struggled during the six-month period. However, the most recent retail spending figures report the strongest gains since May 2004, more than doubling analysts' forecasts.

   At Hennessy Funds, we adhere to our time-tested investment formulas, and we never allow headlines, emotions, or market whims to distract us from our long-term goals. Our primary concern is for our shareholders, and we manage the portfolio with your best interest in mind. Thank you for your continued confidence and investment in the Hennessy Cornerstone Growth Fund, Series II. Should you have any questions or want to speak with us directly, please don't hesitate to call us at (800) 966-4354.

Best regards,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

SMALL AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. INVESTMENTS IN FOREIGN SECURITIES INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISK AND DIFFERENCES IN ACCOUNTING METHODS.

*<F1> This fund has an original inception date of 12/2/92 as The Henlopen Fund. On 7/1/05 Hennessy Advisors became the investment adviser to the fund and implemented a new investment strategy. The performance of The Henlopen Fund is not relevant to investors because The Henlopen Fund did not utilize the Cornerstone Growth Strategy during that time period.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this semi-annual report for additional portfolio information, including percentages of holdings. The S&P 500 and Russell 2000, are unmanaged indices commonly used to measure the performance of U.S. stocks. The Russell 2000 Index is a recognized small-cap index of the 2000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization. One cannot invest directly in an index. Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice. 2/06

SUMMARY OF INVESTMENTS

The following summary of investments is designed to help investors better understand the Fund's principal holdings. The summary is as of December 31, 2005 (Unaudited).

                    INDUSTRY SECTORS AS OF DECEMBER 31, 2005

               Consumer Discretionary                      29.23%
               Consumer Staples                             6.53%
               Energy                                      14.81%
               Financials                                   4.38%
               Health Care                                  9.94%
               Industrials                                 17.65%
               Information Technology                      11.50%
               Materials                                    4.16%
               Short Term Obligations and Other             1.80%

     TOP TEN HOLDINGS                                       % OF NET ASSETS
     ----------------                                       ---------------
     Multi-Fineline Electronix, Inc.                             4.75%
     JLG Industries, Inc.                                        3.01%
     Sykes Enterprises, Inc.                                     2.54%
     Humana, Inc.                                                2.53%
     Western Digital Corp.                                       2.51%
     Lufkin Industries, Inc.                                     2.49%
     CB Richard Ellis Group, Inc.                                2.48%
     Pioneer Companies, Inc.                                     2.47%
     The Shaw Group Inc.                                         2.46%
     Amerco, Inc.                                                2.45%

SUMMARY OF INVESTMENTS
December 31, 2005 (Unaudited)

COMMON STOCKS - 98.20%                      Number                      % of Net
                                           of Shares      Value          Assets
                                           ---------      -----         --------
CONSUMER DISCRETIONARY - 29.23%
Advance Auto Parts (a)<F2>                  108,200    $  4,702,372       1.84%
Andersons, Inc.                             136,400       5,876,112       2.29%
Burlington Coat Factory Warehouse Corp.     108,200       4,350,722       1.70%
Children's Place (a)<F2>                    112,800       5,574,576       2.18%
Denny's Corp. (a)<F2>                       860,600       3,468,218       1.34%
Genesco, Inc. (a)<F2>                       122,000       4,732,380       1.85%
Hovnanian Enterprises, Inc. (a)<F2>          71,800       3,564,152       1.39%
KB Home                                      63,100       4,584,846       1.79%
Luby's, Inc. (a)<F2>                        386,700       5,143,110       2.01%
Men's Wearhouse, Inc. (a)<F2>               134,100       3,947,904       1.54%
Meritage Homes Corp. (a)<F2>                 58,500       3,680,820       1.44%
The Pantry Inc. (a)<F2>                     116,600       5,479,034       2.14%
Phillips-Van Heusen                         139,800       4,529,520       1.77%
Riviera Holdings Corp. (a)<F2>              195,400       3,202,606       1.25%
Ryland Group, Inc.                           62,700       4,522,551       1.77%
Sears Holdings Corp. (a)<F2>                 30,800       3,558,324       1.39%
Standard-Pacific Corp.                      106,800       3,930,240       1.54%
                                                       ------------     -------
                                                         74,847,487      29.23%

CONSUMER STAPLES - 6.53%
Great Atlantic & Pacific Tea Co. (a)<F2>    164,300       5,221,454       2.04%
Longs Drug Stores Corp.                     107,600       3,915,564       1.53%
Seaboard Corp.                                2,800       4,230,800       1.65%
Spartan Stores, Inc. (a)<F2>                322,200       3,357,324       1.31%
                                                       ------------     -------
                                                         16,725,142       6.53%

ENERGY - 14.81%
Frontier Oil Corp.                          147,500       5,535,675       2.16%
Holly Corp.                                 100,800       5,934,096       2.32%
Lufkin Industries, Inc.                     127,800       6,373,386       2.49%
NS Group, Inc. (a)<F2>                      139,700       5,840,857       2.28%
Stolt Offshore S A - ADR (a)<F2>(b)<F3>     498,200       5,809,012       2.27%
Transmontaigne, Inc. (a)<F2>                406,600       2,683,560       1.05%
Valero Energy Corp.                         111,400       5,748,240       2.24%
                                                       ------------     -------
                                                         37,924,826      14.81%

FINANCIALS - 4.38%
CB Richard Ellis Group, Inc. (a)<F2>        108,100       6,361,685       2.48%
Trammell Crow Co. (a)<F2>                   189,600       4,863,240       1.90%
                                                       ------------     -------
                                                         11,224,925       4.38%

HEALTH CARE - 9.94%
Aetna, Inc.                                  56,200       5,300,222       2.07%
Chemed Corp.                                111,400       5,534,352       2.16%
Humana, Inc. (a)<F2>                        119,400       6,487,002       2.53%
WellCare Health Plans, Inc. (a)<F2>         130,100       5,314,585       2.08%
Wellpoint, Inc. (a)<F2>                      35,195       2,808,207       1.10%
                                                       ------------     -------
                                                         25,444,368       9.94%

INDUSTRIALS - 17.65%
Amerco, Inc. (a)<F2>                         86,900       6,261,145       2.45%
Badger Meter, Inc.                          114,200       4,481,208       1.75%
Clean Harbors, Inc. (a)<F2>                 115,200       3,318,912       1.30%
Gehl Co. (a)<F2>                            179,300       4,706,625       1.84%
Healthcare Services Group                   231,000       4,784,010       1.87%
JLG Industries, Inc.                        168,700       7,702,842       3.01%
The Shaw Group Inc. (a)<F2>                 216,500       6,297,985       2.46%
Synagro Technologies, Inc.                  946,600       4,004,118       1.56%
World Air Holdings, Inc. (a)<F2>            376,000       3,617,120       1.41%
                                                       ------------     -------
                                                         45,173,965      17.65%

INFORMATION TECHNOLOGY - 11.50%
Multi-Fineline Electronix, Inc. (a)<F2>     252,600      12,167,742       4.75%
Par Technology Corp. (a)<F2>                157,100       4,361,096       1.70%
Sykes Enterprises, Inc. (a)<F2>             486,000       6,497,820       2.54%
Western Digital Corp. (a)<F2>               345,200       6,424,172       2.51%
                                                       ------------     -------
                                                         29,450,830      11.50%

MATERIALS - 4.16%
Pioneer Companies, Inc. (a)<F2>             210,300       6,302,691       2.47%
Quanex Corp.                                 86,700       4,332,399       1.69%
                                                       ------------     -------
                                                         10,635,090       4.16%

                                                       ------------     -------
TOTAL COMMON STOCKS (Cost $237,059,693)                 251,426,633      98.20%

SHORT-TERM OBLIGATIONS - 2.00%           Principal
                                          Amount
                                         ---------
DISCOUNT NOTES - 1.99%
Federal Home Loan Bank Discount Note,
  2.6500%, due 01/03/2006                $5,101,000       5,100,107       1.99%

                                                       ------------     -------
TOTAL DISCOUNT NOTES (Cost $5,100,107)                    5,100,107       1.99%

VARIABLE RATE DEMAND NOTES#<F4> - 0.01%
American Family Financial
  Services, Inc., 4.025%                     12,640          12,640       0.01%
Wisconsin Corporate Central
  Credit Union, 4.050%                        9,345           9,345       0.00%
                                                       ------------     -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $21,985)                                             21,985       0.01%
                                                       ------------     -------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $5,122,092)                                       5,122,092       2.00%
                                                       ------------     -------

TOTAL INVESTMENTS - 100.20%
  (Cost $242,181,785)                                   256,548,725     100.20%
                                                       ------------     -------

Other Liabilities and Assets, Net - (0.20%)                (512,364)     (0.20%)
                                                       ------------     -------

NET ASSETS - 100.00%                                   $256,036,361     100.00%
                                                       ------------     -------
                                                       ------------     -------

(a)<F2>   Non-income producing security
(b)<F3>   Foreign issued security
  #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005.
ADR - American Depository Receipt

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005 (Unaudited)

ASSETS:
Investments, at value (cost $242,181,785)                         $256,548,725
Dividends and interest receivable                                      195,895
Receivable for fund shares sold                                        193,200
Prepaid expenses and other assets                                       56,126
                                                                  ------------
   Total Assets                                                    256,993,946
                                                                  ------------

LIABILITIES:
Payable for fund shares redeemed                                       562,346
Payable to Advisor                                                     153,473
Payable to Administrator                                               155,508
Payable to Auditor                                                      17,644
Payable for reports to shareholders                                     12,569
Accrued expenses and other payables                                     56,045
                                                                  ------------
   Total Liabilities                                                   957,585
                                                                  ------------

NET ASSETS                                                        $256,036,361
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
Capital stock                                                     $239,841,711
Accumulated undistributed net investment loss                       (2,676,336)
Accumulated undistributed net realized gain (loss) on investments    4,504,046
Unrealized net appreciation (depreciation) on investments           14,366,940
                                                                  ------------
   Total Net Assets                                               $256,036,361
                                                                  ------------
                                                                  ------------

Shares issued and outstanding
  (Unlimited number of shares authorized, no par value)              8,710,405
Net asset value, offering price and redemption price per share          $29.39
                                                                  ------------
                                                                  ------------

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the Six Months Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)<F5>                                             $   772,938
Interest income                                                        110,159
                                                                   -----------
   Total investment income                                             883,097
                                                                   -----------

EXPENSES:
Investment advisory fees                                             1,000,532
Administration, fund accounting, custody and transfer agent fees       323,735
Sub-transfer agent expenses                                            171,266
Service fees                                                           135,207
Reports to shareholders                                                 25,206
Audit fees                                                              17,644
Federal and state registration fees                                     16,383
Legal fees                                                              15,193
Insurance expense                                                        7,019
Directors'  fees and expenses                                            5,923
Other                                                                      756
                                                                   -----------
   Total expenses before reimbursement from Advisor                  1,718,864
   Expense reimbursement by Advisor                                    (31,302)
                                                                   -----------
      Net expenses                                                   1,687,562
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                       $  (804,465)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain on investments                                $29,344,666
   Change in unrealized
     appreciation (depreciation) on investments                    (13,532,404)
                                                                   -----------
      Net gain (loss) on investments                                15,812,262
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $15,007,797
                                                                   -----------
                                                                   -----------

(1)<F5>    Net of foreign taxes withheld of $181.

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                        Six Months Ended
                                                       December 31, 2005       Year Ended
                                                          (Unaudited)        June 30, 2005
                                                       -----------------     -------------
OPERATIONS:
Net investment income (loss)                              $   (804,465)       $ (1,520,993)
Net realized gain (loss) on securities                      29,344,666          16,052,260
Change in unrealized
  appreciation (depreciation) on securities                (13,532,404)         18,659,508
                                                          ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                                 15,007,797          33,190,775
                                                          ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                          --            (108,497)*<F6>
From net realized gains                                    (30,994,058)                 --
                                                          ------------        ------------
                                                           (30,994,058)           (108,497)
                                                          ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed                             21,365,598         108,849,934
Dividends reinvested                                        30,743,332             107,365
Redemption fees retained                                         8,134              23,301
Cost of shares redeemed                                    (79,063,909)       (190,917,296)
                                                          ------------        ------------
Net increase (decrease) in net assets derived
  from capital share transactions                          (26,946,845)        (81,936,696)
                                                          ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (42,933,106)        (48,854,418)

NET ASSETS:
Beginning of period                                        298,969,467         347,823,885
                                                          ------------        ------------
End of period                                             $256,036,361        $298,969,467
                                                          ------------        ------------
                                                          ------------        ------------
ACCUMULATED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD                            $ (2,676,336)       $ (1,871,871)
                                                          ------------        ------------

CHANGES IN SHARES OUTSTANDING:
Shares sold                                                    704,757           3,865,585
Shares issued to holders as
  reinvestment of dividends                                  1,080,467               3,532
Shares redeemed                                             (2,630,410)         (6,875,515)
                                                          ------------        ------------
Net increase (decrease) in shares outstanding                 (845,186)         (3,006,398)
                                                          ------------        ------------
                                                          ------------        ------------

*<F6>  See Footnote 5

See notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     Six Months Ended                     Year Ended June 30,
                                                    December 31, 2005  --------------------------------------------------------
                                                       (Unaudited)     2005(2)       2004         2003        2002         2001
                                                                         <F8>
                                                       -----------     -------       ----         ----        ----         ----
PER SHARE DATA:
Net asset value, beginning of period                      $31.29        $27.69      $18.13       $16.79      $19.15       $28.39
                                                          ------        ------      ------       ------      ------       ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment gain (loss)(1)<F7>                       (0.09)        (0.14)      (0.23)       (0.16)      (0.18)       (0.16)
   Net realized and unrealized
     gains (losses) on securities                           1.87          3.75        9.79         1.50       (2.14)       (7.85)
                                                          ------        ------      ------       ------      ------       ------
       Total from investment operations                     1.78          3.61        9.56         1.34       (2.32)       (8.01)
                                                          ------        ------      ------       ------      ------       ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                       --         (0.01)         --           --          --           --
   Dividends from net realized gains                       (3.68)           --          --           --       (0.04)       (1.23)
                                                          ------        ------      ------       ------      ------       ------
       Total distributions                                 (3.68)        (0.01)         --           --       (0.04)       (1.23)
                                                          ------        ------      ------       ------      ------       ------
Net asset value, end of period                            $29.39        $31.29      $27.69       $18.13      $16.79       $19.15
                                                          ------        ------      ------       ------      ------       ------
                                                          ------        ------      ------       ------      ------       ------

TOTAL RETURN                                               6.35%        13.04%      52.73%        7.98%     (12.11%)     (27.96%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)                    $256,036      $298,969    $347,824      $77,957     $95,317     $150,872
Ratio of expenses to average net assets:
   Before expense reimbursement                            1.27%         1.33%       1.38%        1.58%       1.39%        1.28%
   After expense reimbursement                             1.25%         1.33%       1.38%        1.58%       1.39%        1.28%
Ratio of net investment income to average net assets:
   Before expense reimbursement                           (0.60%)       (0.49%)     (0.90%)      (1.04%)     (0.98%)      (0.74%)
   After expense reimbursement                            (0.62%)       (0.49%)     (0.90%)      (1.04%)     (0.98%)      (0.74%)
Portfolio turnover rate                                  105.28%       192.24%     113.27%       90.06%     132.21%      287.66%

(1)<F7> Net investment gain (loss) per share is calculated using average shares outstanding.
(2)<F8> The financial highlights set forth herein include the historical financial highlights of The Henlopen Fund. The assets of The Henlopen Fund were acquired by Hennessy Advisors, Inc. on July 1, 2005. At the time of the acquisition the Advisor changed from Landis Associates LLC to Hennessy Advisors, Inc., and the new advisor changed the Fund's name to the Hennessy Cornerstone Growth Fund, Series II.

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2005 (Unaudited)

1).  ORGANIZATION

The Hennessy Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on September 17, 1992 and consists of a sole series: Hennessy Cornerstone Growth Fund, Series II (the "Fund"). Prior to July 1, 2005, both the Trust and Fund were known as The Henlopen Fund. On July 1, 2005, Hennessy Advisors, Inc., acquired the assets, and assumed the liabilities, of The Henlopen Fund. Hence, the Fund commenced operations as the Hennessy Cornerstone Growth Fund, Series II on July 1, 2005. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a). Investment Valuation - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, procedures have been put in place to determine a fair value of a security. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: size of holding, trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

b). Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c). Income and Expenses - Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners - Dividends from net investment income and net realized gains for the Fund, if any, are declared and paid out annually, usually in November or December of each year.

e). Security Transactions - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g). Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.50% redemption fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

h). Repurchase Agreements - The Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

3).  INVESTMENT TRANSACTIONS

During the six months ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $275,337,994 and $305,879,383, respectively.

4).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the "Manager") is the manager of the Fund. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Manager is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.74%.

   The Fund is responsible for its own operating expenses. The Manager has agreed to reimburse the Fund to the extent necessary to ensure that the "Total Annual Fund Operating Expense" does not exceed 1.25%. This expense cap will be in effect through June 30, 2006.

   The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Manager for the non-investment management services it provides the Fund. The Plan provides for a monthly fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Fund.

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended December 31, 2005, were $323,735.

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliated company of U.S. Bank, N.A.

5).  FEDERAL TAX INFORMATION

The following information for the Fund is presented on an income tax basis as of June 30, 2005, the Fund's most recent fiscal year end:

                      GROSS           GROSS        NET UNREALIZED     DISTRIBUTABLE    DISTRIBUTABLE
      COST OF       UNREALIZED      UNREALIZED      APPRECIATION        ORDINARY         LONG-TERM
    INVESTMENTS    APPRECIATION    DEPRECIATION    ON INVESTMENTS        INCOME        CAPITAL GAINS
    -----------    ------------    ------------    --------------     -------------    -------------
    $273,107,627   $41,540,016     $15,512,755       $26,027,261       $6,598,182          $ --

   The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and for mark to market for Passive Foreign Investment Companies ("PFICs").

   The tax components of dividends paid during the years ended June 30, 2005 and 2004, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, as of June 30, 2005, and tax basis post-October losses as of June 30, 2005, which are not recognized for tax purposes until the first day of the following fiscal year are:

                           JUNE 30, 2005                                   JUNE 30, 2004
   ------------------------------------------------------------    ------------------------------
      ORDINARY       LONG-TERM      NET CAPITAL                      ORDINARY         LONG-TERM
       INCOME      CAPITAL GAINS       LOSS        POST-OCTOBER       INCOME        CAPITAL GAINS
   DISTRIBUTIONS   DISTRIBUTIONS    CARRYOVERS        LOSSES       DISTRIBUTIONS    DISTRIBUTIONS
   -------------   -------------    -----------    ------------    -------------    -------------
      $108,497         $  --           $  --         $444,531          $  --            $  --

   The Fund utilized $8,943,326 of its capital loss carryovers during the year ended June 30, 2005.

   For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended June 30, 2005, which is designated as qualifying for the dividends received deduction, is 4.6% (unaudited).

   For shareholders in the Fund, the percentage of dividend income distributed for the year ended June 30, 2005, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 100% (unaudited).

EXPENSE EXAMPLE December 31, 2005 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hennessy Cornerstone Growth Fund, Series II and to compare these costs with the ongoing costs of investing in other mutual funds.

   The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

   In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee of $15 if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you've incurred during the period to the costs provided in the example at the end of this section.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING          ENDING           EXPENSES PAID
                                              ACCOUNT           ACCOUNT       DURING PERIOD*<F9>
                                            VALUE 7/1/05    VALUE 12/31/05      7/1/05-12/31/05
                                            ------------    --------------    ------------------
Hennessy Cornerstone
  Growth Fund, Series II Actual $1,000       $1,000.00         $1,063.50             $6.49
Hypothetical (5% return before expenses)     $1,000.00         $1,018.91             $6.35

*<F9> Expenses are equal to the Fund's annualized expense ratio of 1.248%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period between July 1, 2005 and December 31, 2005).

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROXY VOTING RECORDS

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov. The Hennessy Cornerstone Growth Fund, Series II proxy voting record will be available on the SEC's website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

QUARTERLY FILINGS ON FORM N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's N-Q will also be available upon request by calling 1-800-966-4354.

FUND
Hennessy Cornerstone Growth Fund, Series II
7250 Redwood Blvd., Suite 200
Novato, California 94945

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945
(800) 966-4354

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(800) 261-6950

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

TRUSTEES
J. Dennis DeSousa
Robert T. Doyle
Neil J. Hennessy
Gerald P. Richardson

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG, LLP
303 East Wacker Drive
Chicago, Illinois 60601

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                  PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 OR
                                 1-415-899-1555

                              (HENNESSY FUNDS LOGO
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Hennessy Funds Trust
                   --------------------------

     By (Signature and Title)  /s/ Neil J. Hennessy
                              ---------------------------
                              Neil J. Hennessy, President

     Date      3/6/2006
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F10> /s/ Neil J. Hennessy
                                    ---------------------------
                                    Neil J. Hennessy, President
     Date      3/6/2006
            --------------

     By (Signature and Title)*<F10> /s/ Teresa M. Nilsen
                                    ---------------------------
                                    Teresa M. Nilsen, Treasurer

     Date      3/6/2006
            --------------

*<F10> Print the name and title of each signing officer under his or her signature.